RENTAL EXPENSE AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2017
RENTAL EXPENSE AND LEASE COMMITMENTS
RENTAL EXPENSE AND LEASE COMMITMENTS

NOTE Q. RENTAL EXPENSE AND LEASE COMMITMENTS

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,821 million in 2017, $1,508 million in 2016 and $1,474 million in 2015. Within these amounts, rental expense reflected in discontinued operations was $29 million in 2015. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with workforce transformation, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, data centers, equipment and vehicles.

($ in millions)

	2018	2019	2020	2021	2022	Beyond 2022
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,614	$1,453	$1,143	$829	$633	$896
Vacant space	$32	$21	$15	$11	$7	$2
Sublease income commitments	$13	$7	$4	$2	$2	$—
Capital lease commitments	$3	$2	$2	$2	$1	$—